Statements of Consolidated Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net income	$ 1,132,703	[1]	$ 1,053,849	$ 865,887
Adjustments to reconcile net income to net operating cash:
Depreciation	172,074		170,323	169,087
Amortization of intangible assets	25,637		28,239	29,858
Impairment of goodwill and trademarks	10,688
Amortization of credit facility and debt issuance costs	63,759		3,096	3,224
Provisions for environmental-related matters	42,932		31,071	36,046
Provisions for qualified exit costs	3,038		9,761	13,578
Deferred income taxes	(68,241)		4,976	(19,038)
Defined benefit pension plans net cost	14,851		6,491	990
Stock-based compensation expense	72,109		72,342	64,735
Net decrease in postretirement liability	(12,373)		(6,645)	(718)
Decrease in non-traded investments	64,689		65,144	63,365
(Gain) loss on sale or disposition of assets	(30,564)		(803)	1,436
Other	5,101		3,615	(3,021)
Change in working capital accounts:
(Increase) in accounts receivable	(113,855)		(56,873)	(80,252)
(Increase) in inventories	(52,577)		(40,733)	(101,112)
(Decrease) increase in accounts payable	(118,893)		160,111	78,603
(Decrease) increase in accrued taxes	(2,159)		4,606	13,187
Increase (decrease) in accrued compensation and taxes withheld	60,632		(13,128)	29,513
(Increase) decrease in refundable income taxes	(1,343)		19,230	(36,601)
Other	56,215		(955)	(20,029)
Costs incurred for environmental-related matters	(15,178)		(11,995)	(9,676)
Costs incurred for qualified exit costs	(6,267)		(11,200)	(10,882)
Other	5,594		(43,059)	(6,652)
Net operating cash	1,308,572		1,447,463	1,081,528
Investing Activities
Capital expenditures	(239,026)		(234,340)	(200,545)
Proceeds from sale of assets	38,434		11,300	1,516
Increase in other investments	(103,182)		(65,593)	(111,021)
Net investing cash	(303,774)		(288,633)	(310,050)
Financing Activities
Net (decrease) increase in short-term borrowings	(899)		(630,226)	591,423
Proceeds from long-term debt	500		797,514	1,474
Payments of long-term debt	(1,111)			(500,661)
Payments for credit facility and debt issuance costs	(65,119)
Payments of cash dividends	(312,082)		(249,647)	(215,263)
Proceeds from stock options exercised	86,831		89,990	100,069
Income tax effect of stock-based compensation exercises and vesting			89,691	68,657
Treasury stock purchased			(1,035,291)	(1,488,663)
Other	(15,473)		(42,384)	(24,111)
Net financing cash	(307,353)		(980,353)	(1,467,075)
Effect of exchange rate changes on cash	(13,396)		(13,465)	(8,560)
Net increase (decrease) in cash and cash equivalents	684,049		165,012	(704,157)
Cash and cash equivalents at beginning of year	205,744		40,732	744,889
Cash and cash equivalents at end of year	889,793		205,744	40,732
Taxes paid on income	477,786		335,119	310,039
Interest paid on debt	$ 153,850		$ 48,644	$ 67,306

[1]	First quarter 2016 net income and basic and diluted net income per common share are restated due to the early adoption of ASU No. 2016-09 in the second quarter. See Notes 1 and 14.